Taxes	6 Months Ended
Mar. 31, 2020
Taxes
Taxes

Note 12 — Taxes

Corporation Income Tax (“CIT”)

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

FMI is incorporated in the Cayman Islands as an offshore holding company and is not subject to tax on income or capital gain under the laws of the Cayman Islands.

Farmmi International is incorporated in Hong Kong as a holding company with no activities. Under the Hong Kong tax laws, an entity is not subject to income tax if no revenue is generated in Hong Kong.

In China the Corporate Income Tax Law generally applies an income tax rate of 25% to all enterprises. FLS Mushroom, Nongyuan Network, Farmmi Enterprise and Farmmi Technology are registered in PRC and are all subject to corporate income tax at a statutory rate of 25% on net income reported after certain tax adjustments. Forest Food, Farmmi Food, Nongyuan Network and Farmmi E-Commerce are approved by local government as small-scaled minimal profit enterprises. Once an enterprise meets certain requirements and is identified as a small-scale minimal profit enterprise, the part of its taxable income not more than RMB1 million is subject to a reduced rate of 5% and the part between RMB1 million and 3 million is subject to a reduced rate of 10%. Forest Food, Farmmi Food, FLS Mushroom and Nongyuan Network are entities with primary operating activities. Suyuan Agriculture, Farmmi Enterprise and Farmmi Technology are holding companies with no activities.

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and foreign investment enterprises are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis. EIT is typically governed by the local tax authority in China. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate local economy. In April 2016, and January 2019, FLS Mushroom and Farmmi Food received a temporary income tax break from the local tax authority of Lishui City. Net income of $1.69 million and $1.50 million were exempt from income tax for the six months ended March 31, 2020 and 2019, respectively. The estimated tax savings as the result of the tax break for the six months ended March 31, 2020 and 2019 amounted to $421,450 and $373,043, respectively. Per share effect of the tax exemption were $0.03 and $0.03 for the six months ended March 31, 2020 and 2019, respectively.

The following table reconciles PRC statutory rates to the Company’s effective tax rates for the six months ended March 31, 2020 and 2019:

	For the six months ended March 31,
	2020	2019
Statutory PRC income tax rate	25.00%	25.00%
Effect of income tax holiday	(31.11)%	(25.93)%
Favorable tax rate impact (a)	0.10%	1.43%
Permanent difference	0.00%	0.22%
Changes of deferred tax assets valuation allowances	7.70%	1.22%
Non-PRC entities not subject to PRC income tax	(62.57)%	(21.39)%
Total	(60.88)%	(19.45)%

(a)Forest Food, Farmmi Food, Nongyuan Network and Farmmi E-Commerce are subject to corporate income tax at a reduced rate of 5% as approved by local government as small-scaled minimal profit enterprises.

The provision for income tax consists of the following:

	For the six months ended March 31,
	2020	2019
	(Unaudited)	(Unaudited)
Current	$24,144	$27,860
Deferred	—	—
Total	$24,144	$27,860

Components of deferred tax assets are as follows:

	March 31,	September 30,
	2020	2019
	(Unaudited)
Net operating loss carryforwards	$181,681	$142,395
Valuation allowance	(181,681)	(142,395)
Total	$—	$—

The deferred tax expense (benefit) is the change of deferred tax assets and deferred tax liabilities resulting from the temporary difference between tax and U.S. GAAP. Forest Food had a cumulative net operating loss of approximately $727,000 and $570,000, respectively, as of March 31, 2020 and September 30, 2019, which may be available to reduce future taxable income. Deferred tax assets were primarily the result of these net operating losses.

As of each reporting date, management considers evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. On the basis of this evaluation, a full valuation allowance of $181,681 was recorded against the gross deferred tax asset balance at March 31, 2020. The amount of the deferred tax asset is considered unrealizable because it is more likely than not that Forest Food will not generate sufficient future taxable income to utilize the net operating loss.